Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	2,179,185
Proposed Maximum Offering Price per Unit | $ / shares	3.7793
Maximum Aggregate Offering Price	$ 8,235,793.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,137.36
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may become issuable under the Thryv Holdings, Inc. 2020 Incentive Award Plan (the “2020 Plan”) by reason of any stock split, stock dividend, recapitalization or similar transaction.

(2)	Consists of additional shares of common stock issuable under the 2020 Plan pursuant to the terms of the 2020 Plan.

(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act. The maximum offering price per share and maximum aggregate offering price are based on a price of $3.7793, which was the average of the high and low sales prices per share of Common Stock reported on the Nasdaq stock market on February 24, 2026.